Putnam Sustainable Future Fund
The fund's portfolio
1/31/25 (Unaudited)

COMMON STOCKS (98.4%)(a)
	Shares	Value
Beverages (0.9%)
Vita Coco Co., Inc. (The)(NON)	100,300	$3,755,232

		3,755,232
Biotechnology (5.4%)
Alnylam Pharmaceuticals, Inc.(NON)	11,800	3,201,458
Argenx SE ADR (Netherlands)(NON)	4,500	2,948,085
Ascendis Pharma A/S ADR (Denmark)(NON)	14,300	1,868,438
BioMarin Pharmaceutical, Inc.(NON)	53,200	3,370,752
Exact Sciences Corp.(NON)	61,600	3,452,680
Merus NV (Netherlands)(NON)	19,800	810,612
Regeneron Pharmaceuticals, Inc.(NON)	3,500	2,355,430
Twist Bioscience Corp.(NON)	59,925	3,138,272
Ultragenyx Pharmaceutical, Inc.(NON)	42,800	1,841,684

		22,987,411
Capital markets (6.7%)
Coinbase Global, Inc. Class A(NON)	32,200	9,380,826
KKR & Co., Inc.	20,100	3,358,107
London Stock Exchange Group PLC (United Kingdom)	29,460	4,383,882
MSCI, Inc.	9,800	5,848,346
TPG, Inc.	78,300	5,265,675

		28,236,836
Chemicals (1.3%)
Novozymes A/S Class B (Denmark)	98,149	5,627,180

		5,627,180
Commercial services and supplies (1.8%)
Casella Waste Systems, Inc. Class A(NON)	56,600	6,086,764
Cintas Corp.	9,200	1,845,244

		7,932,008
Construction and engineering (1.4%)
Quanta Services, Inc.	19,800	6,090,678

		6,090,678
Consumer finance (1.8%)
Capital One Financial Corp.	36,900	7,516,899

		7,516,899
Consumer staples distribution and retail (1.3%)
Sprouts Farmers Market, Inc.(NON)	35,100	5,557,734

		5,557,734
Containers and packaging (1.1%)
Graphic Packaging Holding Co.	179,000	4,909,970

		4,909,970
Diversified consumer services (1.3%)
Duolingo, Inc.(NON)	15,700	5,714,643

		5,714,643
Electric utilities (3.9%)
Constellation Energy Corp.	23,000	6,899,540
NextEra Energy, Inc.	91,400	6,540,584
NRG Energy, Inc.	34,000	3,482,960

		16,923,084
Electrical equipment (3.6%)
GE Vernova, Inc.	7,100	2,647,448
Nextracker, Inc. Class A(NON)	39,300	1,981,506
Regal Rexnord Corp.	36,400	5,777,772
Vertiv Holdings Co. Class A	43,000	5,031,860

		15,438,586
Electronic equipment, instruments, and components (2.0%)
Trimble Inc.(NON)	44,500	3,335,720
Zebra Technologies Corp. Class A(NON)	13,700	5,369,578

		8,705,298
Financial services (4.0%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	209,100	5,856,891
Mastercard, Inc. Class A	10,200	5,665,386
Toast, Inc. Class A(NON)	140,600	5,753,352

		17,275,629
Food products (2.2%)
Campbell's Co. (The)	64,700	2,508,419
Darling Ingredients, Inc.(NON)	135,000	5,057,100
SunOpta, Inc.(NON)	279,000	2,045,070

		9,610,589
Health care equipment and supplies (4.4%)
IDEXX Laboratories, Inc.(NON)	5,000	2,110,250
Intuitive Surgical, Inc.(NON)	10,200	5,833,176
Penumbra, Inc.(NON)	19,600	5,232,612
ResMed, Inc.	24,300	5,739,174

		18,915,212
Health care providers and services (1.0%)
HealthEquity, Inc.(NON)	37,650	4,157,313

		4,157,313
Health care technology (1.5%)
Veeva Systems, Inc. Class A(NON)	28,200	6,577,932

		6,577,932
Hotels, restaurants, and leisure (4.5%)
CAVA Group, Inc.(NON)	23,900	3,227,695
Chipotle Mexican Grill, Inc.(NON)	71,800	4,189,530
First Watch Restaurant Group, Inc.(NON)	296,998	6,231,018
Life Time Group Holdings, Inc.(NON)	92,400	2,678,676
Sweetgreen, Inc. Class A(NON)	91,500	3,012,180

		19,339,099
Interactive media and services (1.5%)
Pinterest, Inc. Class A(NON)	192,400	6,341,504

		6,341,504
IT Services (2.4%)
Accenture PLC Class A	5,700	2,194,215
Gartner, Inc.(NON)	15,300	8,305,299

		10,499,514
Leisure products (0.9%)
Hasbro, Inc.	63,900	3,695,976

		3,695,976
Life sciences tools and services (3.9%)
Danaher Corp.	25,000	5,568,500
Mettler-Toledo International, Inc.(NON)	3,400	4,639,096
Thermo Fisher Scientific, Inc.	10,700	6,395,925

		16,603,521
Machinery (2.8%)
Federal Signal Corp.	56,600	5,564,346
Xylem, Inc./NY	52,300	6,487,292

		12,051,638
Personal care products (0.8%)
e.l.f. Beauty, Inc.(NON)	36,200	3,616,742

		3,616,742
Pharmaceuticals (1.3%)
AstraZeneca PLC (United Kingdom)	20,351	2,856,783
Zoetis, Inc.	15,000	2,563,500

		5,420,283
Professional services (3.4%)
Planet Labs PBC(NON)	982,200	5,991,420
Verisk Analytics, Inc.	30,600	8,795,664

		14,787,084
Real estate management and development (0.9%)
FirstService Corp. (Canada)	21,400	3,892,018

		3,892,018
Semiconductors and semiconductor equipment (5.2%)
Analog Devices, Inc.	20,600	4,364,934
Applied Materials, Inc.	17,200	3,102,020
ASML Holding NV (NY Reg Shares) (Netherlands)	5,800	4,287,998
Broadcom, Inc.	18,600	4,115,622
First Solar, Inc.(NON)	15,500	2,596,560
Marvell Technology, Inc.	35,800	4,040,388

		22,507,522
Software (20.0%)
AppLovin Corp. Class A(NON)	23,900	8,833,201
Cadence Design Systems, Inc.(NON)	21,000	6,250,020
CrowdStrike Holdings, Inc. Class A(NON)	5,700	2,268,999
Datadog, Inc. Class A(NON)	63,800	9,104,898
DocuSign, Inc.(NON)	47,900	4,633,367
Elastic NV(NON)	35,400	3,985,332
Fair Isaac Corp.(NON)	1,200	2,248,272
GitLab, Inc. Class A(NON)	73,600	5,355,136
Guidewire Software, Inc.(NON)	24,400	5,154,988
HubSpot, Inc.(NON)	9,900	7,717,347
Pegasystems, Inc.	47,150	5,105,874
Roper Technologies, Inc.	11,100	6,389,715
Samsara, Inc. Class A(NON)	48,800	2,513,200
ServiceNow, Inc.(NON)	5,900	6,008,442
ServiceTitan, Inc. Class A(NON)	8,735	897,696
Synopsys, Inc.(NON)	5,900	3,100,332
Vertex, Inc. Class A(NON)	102,763	5,934,563

		85,501,382
Specialty retail (1.2%)
Aritzia, Inc. (Canada)(NON)	104,700	5,035,628

		5,035,628
Technology hardware, storage, and peripherals (1.1%)
Seagate Technology Holdings PLC	49,000	4,721,640

		4,721,640
Textiles, apparel, and luxury goods (2.9%)
Levi Strauss & Co. Class A	197,300	3,754,619
Lululemon Athletica, Inc. (Canada)(NON)	9,645	3,994,959
On Holding AG Class A (Switzerland)(NON)	81,600	4,886,208

		12,635,786

Total common stocks (cost $318,839,366)		$422,581,571

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.625%, 1/15/26(i)	$83,653	$110,172
U.S. Treasury Notes
2.25%, 11/15/25(i)	30,000	29,680
1.375%, 11/15/31(i)	11,000	9,071
0.375%, 12/31/25(i)	46,000	44,440

Total U.S. treasury obligations (cost $193,363)		$193,363

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	6,683,134	$6,683,134
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(P)	Shares	200,000	200,000
U.S. Treasury Bills 4.374%, 2/13/25		$300,000	299,646

Total short-term investments (cost $7,182,706)			$7,182,780
TOTAL INVESTMENTS

Total investments (cost $326,215,435)			$429,957,714

	FORWARD CURRENCY CONTRACTS at 1/31/25 (aggregate face value $62,625,494) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/19/25	$3,237,044	$3,220,236	$(16,808)
		Canadian Dollar	Sell	4/16/25	169,383	170,826	1,443
		Danish Krone	Sell	3/19/25	1,097,900	1,123,615	25,715
		Euro	Sell	3/19/25	2,553,331	2,587,589	34,258
	Barclays Bank PLC
		Euro	Sell	3/19/25	2,012,478	2,039,470	26,992
	Citibank, N.A.
		Canadian Dollar	Sell	4/16/25	2,484,084	2,505,713	21,629
		Danish Krone	Sell	3/19/25	2,173,530	2,181,587	8,057
		Euro	Sell	3/19/25	1,855,097	1,860,535	5,438
	HSBC Bank PLC
		Canadian Dollar	Buy	4/16/25	235,922	238,821	(2,899)
		Danish Krone	Sell	3/19/25	1,829,513	1,854,771	25,258
		Euro	Sell	3/19/25	482,641	489,544	6,903
	HSBC Bank USA, National Association
		Canadian Dollar	Buy	4/16/25	1,252,188	1,266,266	(14,078)
		Canadian Dollar	Sell	4/16/25	1,252,188	1,263,615	11,427
		Danish Krone	Buy	3/19/25	1,829,975	1,854,771	(24,796)
		Danish Krone	Sell	3/19/25	1,829,975	1,871,554	41,579
		Euro	Buy	3/19/25	482,739	489,544	(6,805)
		Euro	Sell	3/19/25	482,739	488,653	5,914
	JPMorgan Chase Bank N.A.
		Euro	Sell	3/19/25	2,742,417	2,778,964	36,547
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/19/25	481,633	494,324	12,691
		Canadian Dollar	Sell	4/16/25	2,742,991	2,766,639	23,648
		Danish Krone	Sell	3/19/25	1,027,717	1,061,408	33,691
		Euro	Buy	3/19/25	200,936	193,806	7,130
		Swiss Franc	Sell	3/19/25	3,628,238	3,774,763	146,525
	NatWest Markets PLC
		Danish Krone	Buy	3/19/25	2,263,154	2,270,950	(7,796)
		Danish Krone	Sell	3/19/25	2,263,154	2,315,180	52,026
		Euro	Buy	3/19/25	1,855,471	1,860,463	(4,992)
		Euro	Sell	3/19/25	1,855,471	1,879,898	24,427
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	4,183,084	4,244,950	61,866
		Canadian Dollar	Sell	4/16/25	2,116,327	2,134,721	18,394
		Danish Krone	Sell	3/19/25	1,090,500	1,115,105	24,605
		Euro	Buy	3/19/25	2,634,725	2,674,454	(39,729)
	Toronto-Dominion Bank
		Euro	Sell	3/19/25	1,241,894	1,258,424	16,530
	UBS AG
		Canadian Dollar	Sell	4/16/25	1,161,871	1,171,743	9,872
	WestPac Banking Corp.
		Canadian Dollar	Sell	4/16/25	4,114,970	4,151,005	36,035
		Swiss Franc	Sell	3/19/25	933,981	971,587	37,606

	Unrealized appreciation						756,206

	Unrealized (depreciation)						(117,903)

	Total						$638,303
*	The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Sustainable Future Fund (the fund) is a diversified series of Putnam Investment Funds (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $429,516,233.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$12,448,057	$71,401,674	$77,166,597	$384,529	$6,683,134

	Total Short-term investments	$12,448,057	$71,401,674	$77,166,597	$384,529	$6,683,134
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $87,706 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$6,341,504	$—	$—
Consumer discretionary	46,421,132	—	—
Consumer staples	22,540,297	—	—
Financials	48,645,482	4,383,882	—
Health care	71,804,889	2,856,783	—
Industrials	56,299,994	—	—
Information technology	131,935,356	—	—
Materials	4,909,970	5,627,180	—
Real estate	3,892,018	—	—
Utilities	16,923,084	—	—

Total common stocks	409,713,726	12,867,845	—
U.S. treasury obligations	—	193,363	—
Short-term investments	200,000	6,982,780	—

Totals by level	$409,913,726	$20,043,988	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$638,303	$—

Totals by level	$—	$638,303	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com